Property and Equipment, net - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 12,475	$ 8,687
Less: Accumulated depreciation	(6,126)	(4,406)
Property and equipment, net	6,349	4,281
Machinery and equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	6,091	4,761
Leasehold improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	2,262	2,190
Computer equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,764	1,109
Furniture and fixtures [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	367	345
Computer Software [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	250	246
Construction in process [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,741	$ 36